Transactions with Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Amounts due from	¥ 176,255	¥ 135,576
Amounts due to	142,490	97,254
Purchases from	762,415	806,744	783,066
Sales to	¥ 561,426	¥ 617,603	¥ 566,420